SULLIVAN & WORCESTER LLP 1666 K STREET, N.W. WASHINGTON, D.C. 20006 TELEPHONE: 202-775-1200 FACSIMILE: 202-293-2275
1290 AVENUE OF THE AMERICAS 29th FLOOR NEW YORK, NEW YORK 10104 TELEPHONE: 212-660-3000 FACSIMILE: 212-660-3001	ONE POST OFFICE SQUARE BOSTON, MASSACHUSETTS 02109 TELEPHONE: 617-338-2800 FACSIMILE: 617-338-2880 April 30, 2010

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Met Investors Series Trust-

Registration Statement on Form N-1A

File No. 333-48456

CIK — 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Met Investors Series Trust (the “Trust”). This filing reflects various immaterial changes from the Prospectuses and related Statements of Additional Information included in Post-Effective Amendment No. 33 to the Registration Statement filed by the Trust on February 9, 2010.

The undersigned was responsible for the preparation and review of Post-Effective Amendment No. 36 and is of the opinion that Post-Effective Amendment No. 36 does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) and that no material events requiring disclosure in the Prospectus or the Statement of Additional Information have occurred since April 30, 2010, the effective date of the Trust’s Post-Effective Amendment No. 33.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.

Very truly yours,

/s/	Robert N. Hickey
Robert N. Hickey

Enclosures
cc:	Elizabeth M. Forget
Jack Connolly, Esq.
Larry Depp
Adnani Johari
Francine Hayes